SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative1) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
Accounting Policies [Abstract]
Insured by the FDIC	$ 250,000	$ 250,000
Excess Bank Balances Above FDIC Coverage	958,000
Prepaid expenses	$ 40,333	$ 321,025
Options outstanding excluded from net loss due to anti-dilutive impact	2,000,000
Warrants outstanding excluded from net loss due to anti-dilutive impact	2,589,019